INTANGIBLE ASSETS (Tables) (Intangible assets, excluding land use rights)	12 Months Ended
Dec. 31, 2012
Intangible assets, excluding land use rights
Intangible assets
Schedule of intangible assets and their related accumulated amortization

	December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(509)	611	3,011
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(129)	78	974
Dam use right of Dongguan	1,759	(45)	89	1,803
Total	5,693	(683)	778	5,788

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(629)	619	2,899
Dam use right of Dongguan	1,759	(90)	92	1,761
Total	4,668	(719)	711	4,660

Schedule of amortization expenses for the intangible assets with finite lives
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	(45)	(45)
General and administrative expenses	(111)	(116)	(120)
Total	(111)	(161)	(165)

Schedule of estimated annual amortization expenses
US$
2013	165
2014	165
2015	165
2016	165
2017	165